Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments under Shipbuilding Contracts and Memorandums of Agreement	Capital expenditure commitments relating to our vessels and vessels under construction are as follows:

Year Ended December 31,	Due to Shipyards/Sellers	Due to Manager	Other Commitments	Total
2021	$—	$550	$1,813	$2,363
2022	50,284	1,141	932	52,357
Total	50,284	1,691	2,745	54,720